Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of carrying value of convertible notes
As of December 31, 2020, the carrying value of the Convertible Notes consisted of (in thousands):

December 31, 2020
Principal amount	$61,300
Accrued and unpaid interest	17,287
Unamortized debt discount	(676)

Total	$77,911

Schedule of carrying value of senior notes
The carrying value of the Company’s senior secured notes consisted of the following as of March 31, 2022 and December 31, 2021 (in thousands):

	March 31, 2022	December 31, 2021
Principal amount	$43,125	$43,125
Accrued (prepaid) interest	(62)	4,354
Unamortized debt discount	(4,578)	(5,210)

Total	$38,485	$42,269

The carrying value of the Company’s senior secured notes consisted of the following as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
Principal amount	$43,125	$50,000
Accrued and unpaid interest	4,354	1,278
Unamortized debt discount	(5,210)	(9,376)

Total	$42,269	$41,902

Schedule of future principal payments of the senior secured notes	Future principal payments of the senior secured notes are as follows (in thousands):

Years ended December 31,	Amount
2022 (remaining 9 months)	$6,000
2023	15,125
2024	14,000
2025	8,000

Total	$43,125

Future principal payments of the senior secured notes are as follows (in thousands):

Years ended December 31,	Amount
2022	$6,000
2023	15,125
2024	14,000
2025	8,000

Total	$43,125